Fair Value Measurements - Schedule of Investment at Fair Value and NAV (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 255,912,288	$ 211,089,047
SPS Commerce, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,714,050	19,378,857
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	74,651,689	62,109,137
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	170,546,549	129,601,053
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	85,365,739	81,487,994
Fair Value, Inputs, Level 1, Level 2, and Level 3 | SPS Commerce, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,714,050	19,378,857
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	74,651,689	62,109,137
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	85,365,739	81,487,994
Level 1 | SPS Commerce, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,714,050	19,378,857
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	74,651,689	62,109,137
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | SPS Commerce, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | SPS Commerce, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
NAV | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 170,546,549	$ 129,601,053